Segment Reporting	12 Months Ended
Dec. 31, 2010
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting

2012 Business Segment Realignment

Effective in fiscal year 2012, NRG's segment structure and its allocation of corporate expenses were updated to reflect how management currently makes financial decisions and allocates resources. The Company has recast the data from prior periods to reflect this change in reportable segments to conform to the current year presentation. The Company's businesses are primarily segregated based on the Retail businesses, conventional power generation, alternative energy businesses and corporate activities.  Within NRG's conventional power generation operations, there are distinct components with separate operating results and management structures for the following geographical regions: Texas, Northeast, South Central, West, and Other, which includes its international businesses, thermal and chilled water business and maintenance services.  The Company's alternative energy businesses include solar and wind assets, electric vehicle services and carbon capture business.  Intersegment sales are accounted for at market.

For the years ended December 31, 2011, 2010, and 2009, there were no customers from whom the Company derived more than 10% of the Company's consolidated revenues.

	Year Ended December 31, 2011
		Conventional Power Generation
	Retail(a)(b)	Texas(a)	North-east(a)	South Central	West	Other(a)	Alternative Energy(a)	Corporate	Elimination	Total
	(In millions)
Operating revenues	$5,642	$2,832	$924	$817	$149	$323	$44	$11	$(1,663)	$9,079
Operating expenses	5,113	1,910	858	703	92	282	63	30	(1,663)	7,388
Depreciation and amortization	159	463	118	89	10	14	31	12	—	896
Impairment charge on emission allowances	—	160	—	—	—	—	—	—	—	160
Operating income/(loss)	370	299	(52)	25	47	27	(50)	(31)	—	635
Equity in earnings/(loss) of unconsolidated affiliates	—	—	11	—	9	9	6	—	—	35
Impairment charge on investment	—	—	—	—	—	—	—	(495)	—	(495)
Other income/(loss), net	—	1	2	2	—	5	3	21	(15)	19
Loss on debt extinguishment and refinancing expense	—	—	—	—	—	—	—	(175)	—	(175)
Interest (expense)/income	(4)	16	(47)	(41)	(2)	(15)	(16)	(571)	15	(665)
Income/(loss) before income taxes	366	316	(86)	(14)	54	26	(57)	(1,251)	—	(646)
Income tax expense/(benefit)	(3)	—	—	—	—	7	—	(847)	—	(843)
Net income/(loss)	$369	$316	$(86)	$(14)	$54	$19	$(57)	$(404)	$—	$197

Balance sheet
Equity investments in affiliates	$—	$—	$136	$—	$28	$308	$168	$—	$—	$640
Capital expenditures (c)	23	99	188	25	281	40	1,809	137	—	2,602
Goodwill	173	1,713	—	—	—	—	—	—	—	1,886
Total assets	$2,725	$13,006	$2,042	$1,436	$669	$1,006	$3,154	$19,694	$(17,017)	$26,715

(a) Includes intersegment sales of:	$5	$1,586	$43	$—	$—	$18	$16	$—

(b) Includes Green Mountain Energy results, and Energy Plus results for the period October 1, 2011 to December 31, 2011.
(c) Includes accruals.

	Year Ended December 31, 2010
		Conventional Power Generation
	Retail(a)(b)	Texas(a)	North-east	South Central	West	Other(a)	Alternative Energy(a)	Corporate	Elimination	Total
	(In millions)
Operating revenues	$5,055	$3,040	$1,025	$608	$138	$301	$41	$1	$(1,360)	$8,849
Operating expenses	4,547	1,749	847	506	98	260	38	41	(1,360)	6,726
Depreciation and amortization	127	466	122	67	9	12	27	8	—	838
Gains on sale of asset	—	—	—	—	—	—	—	23	—	23
Operating income/(loss)	381	825	56	35	31	29	(24)	(25)	—	1,308
Equity in earnings of unconsolidated affiliates	—	—	1	—	6	24	14	(1)	—	44
Other income/(loss), net	—	2	4	1	1	18	—	24	(17)	33
Loss on debt extinguishment and refinancing expense	—	—	—	—	—	—	—	(2)	—	(2)
Interest (expense)/income	(5)	79	(57)	(46)	(2)	(14)	(13)	(589)	17	(630)
Income/(loss) before income taxes	376	906	4	(10)	36	57	(23)	(593)	—	753
Income tax expense	—	—	—	—	—	17	—	260	—	277
Net income/(loss)	376	906	4	(10)	36	40	(23)	(853)	—	476
Less: Net loss attributable to noncontrolling interest	—	(1)	—	—	—	—	—	—	—	(1)
Net income/(loss) attributable to NRG Energy, Inc.	$376	$907	$4	$(10)	$36	$40	$(23)	$(853)	$—	$477

Balance sheet
Equity investments in affiliates	$—	$—	$67	$—	$42	$312	$115	$—	$—	$536
Capital expenditures (c)	12	88	206	18	67	29	33	646	—	1,099
Goodwill	147	1,713	—	—	—	—	—	8	—	1,868
Total assets	$2,190	$12,695	$1,891	$1,350	$348	$1,082	$783	$29,812	$(23,255)	$26,896

(a) Includes intersegment sales of:	$2	$1,304	$—	$—	$—	$25	$23	$—

(b) Includes Green Mountain Energy results for the period November 5, 2010 to December 31, 2010.
(c) Includes accruals.

	Year Ended December 31, 2009
		Wholesale Power Generation
	Retail(b)	Texas (a)	North-east (a)	South Central	West	Other	Alternative Energy	Corporate	Elimination	Total
		(In millions)
Operating revenues	$4,182	$2,938	$1,201	$581	$150	$286	$8	$28	$(422)	$8,952
Operating expenses	3,044	1,636	740	508	110	227	8	127	(425)	5,975
Depreciation and amortization	137	459	118	67	8	10	13	6	—	818
Operating income/(loss)	1,001	843	343	6	32	49	(13)	(105)	3	2,159
Equity in earnings/(loss) of unconsolidated affiliates	—	—	—	—	10	31	—	—	—	41
Gains on sales of equity method investments	—	—	—	—	—	128	—	—	—	128
Other income, net	—	3	2	1	—	(16)	—	27	(22)	(5)
Loss on debt extinguishment and refinancing expense	(1)	—	—	—	—	—	—	(19)	—	(20)
Interest expense	(34)	6	(54)	(48)	(2)	(13)	(10)	(497)	18	(634)
Income/(loss) before income taxes	966	852	291	(41)	40	179	(23)	(594)	(1)	1,669
Income tax expense	—	171	—	—	—	9	—	548	—	728
Net income/(loss)	966	681	291	(41)	40	170	(23)	(1,142)	(1)	941
Less: Net loss attributable to noncontrolling interest	—	(1)	—	—	—	—	—	—	—	(1)
Net income/(loss) attributable to NRG Energy, Inc.	$966	$682	$291	$(41)	$40	$170	$(23)	$(1,142)	$(1)	$942

(a) Includes intersegment sales of:	$—	$381	$37	$—	$—	$—	$—	$—

(b) Results are for the period May 1, 2009, to December 31, 2009.